Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥) Customer Unit Segment	Dec. 31, 2019 USD ($) Customer Unit Segment	Dec. 31, 2018 CNY (¥) Customer Unit Segment	Dec. 31, 2017 CNY (¥) Customer	Dec. 31, 2019 USD ($) Customer	Jan. 01, 2019 CNY (¥)	Jan. 01, 2019 USD ($)
Accounting Policies [Abstract]
Number of reportable segments | Segment		2	2	2
Property, plant and equipment, salvage value, percentage		4.00%				4.00%
Number of reporting units | Unit		2	2	2
Retained earnings		¥ 126,268		¥ 129,246		$ 18,137
VAT recognized		6,400	$ 925	6,100	¥ 4,800
Acquisition of licensed copyrights from nonmonetary content exchanges		683	98	1,083	763
Gross interest income				3,300	3,500
Gross interest cost				1,600	1,900
Advertising and promotional expenses		10,500	$ 1,500	10,100	¥ 4,600
Right of Use Assets		7,332		¥ 0		1,053
Total Lease Liabilities		6,769				972
Cash and cash equivalents, restricted cash and short-term investments		¥ 147,400				$ 21,200
Number of customers with receivable balance exceeding 10% | Customer		0		0		0
Number of customer or any Baidu Union partner with revenue greater than 10% | Customer		0	0	0	0
Appreciation of US$ against RMB, as a percentage		1.26%	1.26%
Operating lease liabilities, Current		¥ 2,283		¥ 0		$ 328
Licensed copyrights
Accounting Policies [Abstract]
Impairment charges recognized		0		181	¥ 390
Accounting Standards Update 2014-09
Accounting Policies [Abstract]
Retained earnings	¥ 933
Accounting Standards Update 2016-02
Accounting Policies [Abstract]
Right of Use Assets		7,300				1,100	¥ 5,400	$ 782
Total Lease Liabilities		6,800				972	5,000	$ 716
Operating lease liabilities, Current		2,300				328
Online Payment Agencies
Accounting Policies [Abstract]
Allowance for doubtful accounts of online payment agencies		0		0
iQIYI Licensed Copyright
Accounting Policies [Abstract]
Acquisition of licensed copyrights from nonmonetary content exchanges		683	$ 98	1,100	763
Barter transaction, Cost Recognized		¥ 570	$ 82	1,000	¥ 650
Short-term Investments | Minimum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalent and investments		3 months	3 months
Short-term Investments | Maximum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalent and investments		12 months	12 months
Cash and cash equivalents | Maximum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalent and investments		3 months	3 months
Other Current Assets, net
Accounting Policies [Abstract]
Contract assets		¥ 1,900		1,400		269
Allowance for doubtful accounts receivable		7		¥ 21		$ 1
Contract with Customer, Liability, Revenue Recognized		¥ 3,100	$ 444
Credit Concentration Risk | Sales Revenue, Net | Minimum
Accounting Policies [Abstract]
Concentration risk by percentage		10.00%	10.00%
Credit Concentration Risk | Onshore China | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage		92.00%	92.00%
Credit Concentration Risk | Onshore China | Financial Institution One [Member]
Accounting Policies [Abstract]
Concentration risk by percentage		24.00%	24.00%
Credit Concentration Risk | Onshore China | Financial Institution Two [Member]
Accounting Policies [Abstract]
Concentration risk by percentage		21.00%	21.00%
Credit Concentration Risk | Onshore China | Financial Institution Three [Member]
Accounting Policies [Abstract]
Concentration risk by percentage		18.00%	18.00%
Credit Concentration Risk | Offshore China | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage		8.00%	8.00%
Ordinary Shares | Accounting Standards Update 2016-01
Accounting Policies [Abstract]
Cumulative effect on retained earnings	¥ 1,900
Office building and its related facility
Accounting Policies [Abstract]
Property, plant and equipment, salvage value, percentage		4.00%				4.00%
Land use right | Accounting Standards Update 2016-02
Accounting Policies [Abstract]
Right of Use Assets							¥ 265